Chrysler Financial Services Americas LLC	Distribution Date: 16-Nov-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 1 of 2

Payment Determination Statement Number	4
Distribution Date	16-Nov-09
Record Date	13-Nov-09

Dates Covered	From and Including	To and Including
Collections Period	01-Oct-09	31-Oct-09
Accrual Period	15-Oct-09	15-Nov-09
30/360 Days	30
Actual/360 Days	32

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	75,530	$1,476,343,343.21
Collections of Installment Principal		36,544,329.02
Collections Attributable to Full Payoffs		9,027,870.60
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		226,493.69

Pool Balance — End of Period(EOP)	74,973	$1,430,544,649.90

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,641,086,430.26
Pool Factor (Pool Balance as a % of Initial Pool Balance)	87.17%

Ending Overcollateralization(O/C) Amount	$372,591,438.48
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	135.218%
Ending Reserve Account Balance	$11,213,746.54

Cumulative Net Losses	$143,977.03
Net Credit Loss Ratio (3 mos weighted avg.)	0.038%
Cumulative Recovery Ratio	62.710%

Trigger	Compliance?
5.00%	Yes

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$2,578,656.16	0.180%	111
61-90 Days Delinquent	100,123.37	0.007%	5
91-120 Days Delinquent	149,812.55	0.010%	5
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	631,931.67	0.044%	25

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$881,867.59
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.04592%

	Current Month	Prior Month
Weighted Average A.P.R.	1.698%	1.692%
Weighted Average Remaining Term (months)	41.69	42.65
Weighted Average Seasoning (months)	7.31	6.31

Chrysler Financial Services Americas LLC	Distribution Date: 16-Nov-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 2 of 2

Cash Sources
Collections of Installment Principal	$36,544,329.02
Collections Attributable to Full Payoffs	9,027,870.60
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	127,458.47
Collections of Interest	2,064,621.20
Investment Earnings	469.16
Reserve Account Draw	0.00

Total Sources	$47,764,748.45

Cash Uses
Servicer Fee	$1,230,286.12
Backup Servicer Fee	$12,302.86
A Note Interest	2,128,449.17
Priority Principal Distribution Amount	0.00
Reserve Fund	0.00
Required Principal Distribution Amount	44,393,710.30
Transition Cost to Backup Servicer	0.00
Distribution to Class B Noteholders	0.00

Total Cash Uses	$47,764,748.45

Administrative Payment
Total Principal and Interest Sources	$47,764,748.45
Investment Earnings in Trust Account	(469.16)
Daily Collections Remitted	(47,766,661.77)
Cash Reserve in Trust Account	0.00
Servicer Fee (withheld)	(1,230,286.12)
Distribution to Class B Noteholders	0.00

Payment Due to/(from) Trust Account	$(1,232,668.60)

O/C Release (Prospectus pg S38-S39)
Pool Balance	$1,430,544,649.90
Yield Supplement O/C Amount	(121,143,394.29)

Adjusted Pool Balance	$1,309,401,255.61

Total Securities	$1,057,953,211.42

Adjusted O/C Amount	$251,448,044.19

Target Overcollateralization Amount	$202,957,194.62

O/C Release Period?	No

O/C Release	$0.00

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 412,000,000.00 @ 1.0115%	250,946,921.72	206,553,211.42	44,393,710.30	107.7517240	225,629.17	0.5476436
Class A-2 121,200,000.00 @ 1.85%	121,200,000.00	121,200,000.00	0.00	0.0000000	186,850.00	1.5416667
Class A-3 730,200,000.00 @ 2.82%	730,200,000.00	730,200,000.00	0.00	0.0000000	1,715,970.00	2.3500000

Total Notes	$1,102,346,921.72	$1,057,953,211.42	$44,393,710.30		$2,128,449.17

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class A-3 interest are calculated on a 30/360 basis. Actual days in current period 32